Property, Plant and Equipment	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment	Property, Plant and Equipment
The Company's major classes of property, plant, and equipment were as follows:

	As of December 31,		Depreciable
(In millions)	2019	2018	Lives
Facilities and equipment	$3,262	$3,763	1-40 years
Land and improvements	324	347
Nuclear fuel	235	212	5 years
Hardware and office equipment and furnishings	422	431	2-10 years
Construction in progress	102	106
Total property, plant, and equipment	4,345	4,859
Accumulated depreciation	(1,752)	(1,811)
Net property, plant, and equipment	$2,593	$3,048
The Company recorded long-lived asset impairments during the years ended December 31, 2019 and 2018, as further described in Note 11, Asset Impairments.